7. Right-of-Use Assets	12 Months Ended
Jun. 30, 2024
Notes
7. Right-of-Use Assets

7. Right-of-Use Assets

Effective June 15, 2023, the Company entered into a lease agreement for mining equipment used in its E&E activities, for a term of two years. As at June 30, 2024, 2023 and 2022, the Company’s leased equipment classified as right-of-use (“ROU”) assets are as follows:

	June 30, 2024	June 30, 2023	June 30, 2022
	$	$	$
Cost, beginning of year	63,360	-	-
Additions for right-of-use assets	-	63,360	-
Balance, end of year	63,360	63,360	-

Accumulated Amortization, beginning of year	2,640	-	-
Depreciation	31,680	2,640	-
Accumulated Amortization, end of year	34,320	2,640	-

Net Book Value	29,040	60,720	-